Short-Term Borrowings	12 Months Ended
Dec. 31, 2023
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

12. SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Borrowings from a commercial bank	790	—
Total	790	—

Notes:

In February 2021, the Group obtained a one-year line of credit of RMB519 from China Construction Bank. In May 2021 and December 2021, the Group drew two tranches of loans totalling RMB500 from it with an annual interest rate of 4.25%, and the loan was repaid in October 2022. In October 2022, the Group drew RMB790 at an annual interest rate of 3.95%, and the loan was repaid in October 2023.